CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 504,108	$ 77,258	¥ 972,438
Restricted cash	70,601	10,820	30,567
Short-term deposits			60,000
Short-term investments	696,051	106,674	316,201
Accounts and notes receivable from third parties (net of allowance of RMB2,006 and RMB9,246 as of December 31, 2019 and 2020, respectively)	427,352	65,495	316,189
Accounts receivable from a related party (net of allowance of nil and RMB61 as of December 31, 2019 and 2020, respectively)	609,094	93,348	707,947
Other receivables from related parties (net of allowance of nil and RMB9 as of December 31, 2019 and 2020, respectively)	88,038	13,492	23,944
Inventories	439,375	67,337	418,015
Prepaid expenses and other current assets	87,280	13,377	62,314
Long-term deposits due within one year	10,000	1,533
Total current assets	2,931,899	449,334	2,907,615
Non-current assets
Property, plant and equipment, net	72,436	11,101	67,293
Deferred tax assets	14,189	2,175	12,276
Prepaid expenses and other non-current assets	19,803	3,035	11,170
Intangible assets, net	7,681	1,177	4,357
Right-of-use assets, net	20,529	3,146	19,762
Land use rights, net	62,982	9,652
Long-term deposits	50,000	7,663
Total non-current assets	247,620	37,949	114,858
Total assets	3,179,519	487,283	3,022,473
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries (“VIEs”) without recourse to the Company of RMB1,043,159 and RMB860,454 as of December 31, 2019 and 2020, respectively)	1,001,371	153,467	1,043,159
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB103,150 and RMB109,162 as of December 31, 2019 and 2020, respectively)	112,613	17,259	103,150
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB25,106 and RMB124,192 as of December 31, 2019 and 2020, respectively)	124,192	19,033	25,106
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB308,228 and RMB331,312 as of December 31, 2019 and 2020, respectively)	335,488	51,416	325,042
Short-term borrowing (including short-term borrowing of the consolidated VIEs without recourse to the Company of RMB95,868 and nil as of December 31, 2019 and 2020, respectively)			95,868
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB33,522 and RMB47,242 as of December 31, 2019 and 2020, respectively)	50,962	7,810	33,522
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB6,802 and RMB6,333 as of December 31, 2019 and 2020, respectively)	9,481	1,453	6,993
Total current liabilities	1,634,107	250,438	1,632,840
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB1,795 and RMB3,400 as of December 31, 2019 and 2020, respectively)	3,400	521	1,795
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB13,391 and RMB6,484 as of December 31, 2019 and 2020, respectively)	11,693	1,792	13,391
Total non-current liabilities	15,093	2,313	15,186
Total liabilities	1,649,200	252,751	1,648,026
Commitments and contingencies (Note 23)
Shareholders’ equity
Treasury stock	(54,600)	(8,368)
Additional paid-in capital	1,278,004	195,863	1,192,332
Retained earnings	363,051	55,640	195,596
Accumulated other comprehensive loss	(59,384)	(9,101)	(19,145)
Total equity attributable to shareholders of Viomi Technology Co., Ltd (the "Company")	1,527,083	234,036	1,368,795
Non-controlling interests	3,236	496	5,652
Total shareholders’ equity	1,530,319	234,532	1,374,447
Total liabilities and shareholders’ equity	3,179,519	487,283	3,022,473
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	6	1	6
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	¥ 6	$ 1	¥ 6